Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of significant related party transactions and outstanding balance

The following sets forth significant related party transactions of the Group during the years presented:

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues from recommendation services for loans generated from RONG360 (a)	1,134	4,916	10,435
Revenues from digital intelligence as a service generated from RONG360 (a)	2,136	263	341
Administrative expenses charged to RONG360 (b)	6,000	6,000	6,000
Cost of promotion and acquisition charged by RONG360 (c)	(368)	(4,903)	(9,617)
Research and development expenses charged by RONG360 (d)	(548)	(225)	(843)
Cost of customer service charged by related party A (e)	(1,069)	(549)	(1,082)

The following sets forth related party outstanding balance:

	As of
	December 31,
	2024	2025
	RMB	RMB
Amount due from/(to) RONG360 (f)	(2,851)	3,359
Amount due to related party B (g)	(2,715)	(1)
Amount due from related party C (h)	2,206	—
Amount due from/(to) other related parties (i)	159	(20)
(a)	RONG360’s business comprised the Platform Business segment and Non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and Non-platform business segment of RONG360 are accounted for as related party transactions. After the Share Distribution, RONG360 is still considered as a related party of the Group due to the existence of some same major shareholders of RONG360 and the Company. The Group provided loan recommendation services and digital intelligence as a service to the Non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate same as that charged to third party customers.
(b)	Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the Non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).
(c)	RONG360 charged the Group cost of promotion and acquisition for providing promotion and acquisition services to the Group for the year ended December 31, 2023, 2024 and 2025.
(d)	RONG360 charged the Group research and development expenses for providing research and development services to the Group for the year ended December 31, 2023, 2024 and 2025.
(e)	In 2021, the Group invested in and owned 35% of the preference shares of related party A. Related party A charged the Group customer services delivered for the years ended December 31, 2023, 2024 and 2025.
(f)	The increase of balance reflected the aforementioned related party transactions and related settlements and prepayment between RONG360 and the Group.
(g)	The Group obtained contractual control of KTN from related party B (a company owned by two founders of the Company before September 2020, and controlled by a founder of the Company afterwards) in October 2018. The balance primarily represented the unpaid consideration. The balance as of December 31, 2025 decreased because the Group settled a part of payable to related party B.
(h)	In 2024, the Group disposed of its 70% equity interest in entity C (previously consolidated as a subsidiary under the VIE structure), retaining a 30% equity interest. Following the transaction, entity C ceased to be a subsidiary and was referred to as “Related Party C” of the Company. The balance represented the amount due from related party C.
(i)	The balance represented the net amount resulting from the amount of due to related party A and amount due from other related parties.